Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 318,445	$ 15,821
Other receivables	87,196	37,571
Prepaid expenses	132,817	78,768
Total Current Assets	538,458	132,160
Copyrights (Note 8)	865,000	865,000
Equipment, net (Note 6)	77,541	166,110
TOTAL ASSETS	1,480,999	1,163,270
Current Liabilities:
Accrued liabilities	993,277	1,253,283
Accrued officers’ salaries	55,000	175,000
Acquisition cost payable (Note 8)	525	56,502
Current portion of obligations under capital leases (Note 7)	108,268	94,377
Loans payable (Note 9)	109,044
Convertible promissory notes (Note 10)	200,767
Short term loans payable (Note 11)	65,283
Deferred revenue	24,990
Total Current Liabilities	1,557,154	1,579,162
Obligations Under Capital Leases (Note 7)		83,179
Deposit for shares to be issued (Note 3)		394,474
TOTAL LIABILITIES	1,557,154	2,056,815
Stockholders’ Deficiency (Note 3)
Common stock, $0.00001 par value, 500,000,000 (2011 – 500,000,000) shares authorized, 291,347,036 and 113,072,632 shares issued and outstanding at December 31, 2012 and 2011, respectively.	2,913	1,131
Additional paid-in capital	17,286,695	9,467,296
Deficit accumulated during the development stage	(17,365,763)	(10,361,972)
Total Stockholders’ Deficiency	(76,155)	(893,545)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIENCY	$ 1,480,999	$ 1,163,270